Quarterly Report
July 31, 2022
MFS®  Core Bond Fund
MCB-Q1

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.3%
Asset-Backed & Securitized – 13.9%
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 4.649% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	$200,000	$189,554
Allegro CLO V Ltd., 2017-1A, “BR”, FLR, 4.19% (LIBOR - 3mo. + 1.45%), 10/16/2030 (n)	250,000	242,161
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 3.599% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	200,000	187,959
BDS 2021-FL10 Ltd., 2021-FL7, “A”, FLR, 3.226% (LIBOR - 1mo. + 1.07%), 6/16/2036 (n)	200,000	191,055
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 4.049% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	100,000	93,894
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	250,000	249,039
Dryden 68 CLO, Ltd., 2019-68A, “BR”, FLR, 4.212% (LIBOR - 3mo. + 1.7%), 7/15/2035 (n)	250,000	237,132
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	75,000	74,061
KREF 2018-FT1 Ltd., “A”, FLR, 3.069% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	200,000	194,949
LoanCore 2021-CRE5 Ltd., “B”, FLR, 3.999% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	100,000	93,243
MF1 2021-FL7 Ltd., “AS”, FLR, 3.606% (LIBOR - 1mo. + 1.45%), 10/16/2036 (n)	250,000	236,868
MF1 2022-FL10 Ltd., “AS”, FLR, 0% (SOFR - 1mo. + 3.187%), 9/19/2037 (n)	250,000	248,747
MF1 2022-FL8 Ltd., “B”, FLR, 3.421% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	92,900
Palmer Square Loan Funding 2020-2A Ltd., “A1”, FLR, 2.278% (LIBOR - 3mo. + 0.8%), 5/20/2029 (n)	110,082	108,614
Palmer Square Loan Funding 2022-5A Ltd., “A1”, FLR, 2.1% (SOFR - 3mo. + 1.56%), 7/15/2035 (n)	250,000	247,500
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 5.368% (SOFR - 1mo. + 3.111%), 6/25/2037 (z)	250,000	246,095
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	250,000	247,196
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	250,000	244,939
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	172,802
		$3,598,708
Automotive – 2.1%
Hyundai Capital America, 2.65%, 2/10/2025 (n)	$65,000	$62,353
Lear Corp., 3.8%, 9/15/2027	68,000	65,851
Magna International, Inc., 2.45%, 6/15/2030	68,000	60,031
Stellantis N.V., 2.691%, 9/15/2031 (n)	200,000	163,813
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	200,000	195,873
		$547,921
Broadcasting – 0.9%
Magallanes, Inc., 5.141%, 3/15/2052 (n)	$161,000	$141,748
Walt Disney Co., 3.5%, 5/13/2040	94,000	83,838
		$225,586
Brokerage & Asset Managers – 0.6%
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	$103,000	$89,929
Raymond James Financial, Inc., 4.95%, 7/15/2046	73,000	72,248
		$162,177
Building – 0.4%
Masco Corp., 2%, 2/15/2031	$117,000	$95,155
Business Services – 1.2%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$74,163
Fiserv, Inc., 2.65%, 6/01/2030	88,000	77,446
Global Payments, Inc., 1.2%, 3/01/2026	87,000	78,202
S&P Global, Inc., 4.25%, 5/01/2029 (n)	73,000	74,588
		$304,399
Cable TV – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$72,514
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	86,218
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	88,000	72,255
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	69,165
		$300,152

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.3%
Sherwin-Williams Co., 2.3%, 5/15/2030	$89,000	$77,447
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$74,000	$75,783
Conglomerates – 1.3%
Carrier Global Corp., 3.377%, 4/05/2040	$159,000	$130,945
Roper Technologies, Inc., 2%, 6/30/2030	89,000	74,499
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	129,000	124,407
		$329,851
Consumer Services – 0.2%
Booking Holdings, Inc., 4.625%, 4/13/2030	$60,000	$61,734
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$90,000	$76,287
Electronics – 0.9%
Broadcom, Inc., 4.15%, 11/15/2030	$78,000	$74,005
Broadcom, Inc., 4.3%, 11/15/2032	63,000	59,681
Broadcom, Inc., 4.926%, 5/15/2037 (n)	108,000	102,388
		$236,074
Energy - Independent – 0.5%
EQT Corp., 7%, 2/01/2030	$113,000	$123,720
Financial Institutions – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$133,440
Air Lease Corp., 2.875%, 1/15/2032	93,000	76,587
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	73,738
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	68,191
		$351,956
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$157,486
Gaming & Lodging – 0.5%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$63,193
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	58,077
		$121,270
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$82,000	$76,324
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	143,150
		$219,474
Insurance - Health – 0.3%
Humana, Inc., 3.7%, 3/23/2029	$79,000	$77,502
Insurance - Property & Casualty – 0.3%
Brown & Brown, Inc., 4.2%, 3/17/2032	$84,000	$79,143
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 1.875%, 1/15/2026	$79,000	$72,746

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 6.2%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	$302,000	$258,875
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	87,000	78,799
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	130,356
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	151,910
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	82,677
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	74,306
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	64,362
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	61,380
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	82,759
JPMorgan Chase & Co., 3.157% to 4/22/2041, FLR (SOFR - 1 day + 1.46%) to 4/22/2042	152,000	124,022
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	86,723
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	113,439
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	161,796
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	148,763
		$1,620,167
Medical & Health Technology & Services – 1.3%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$200,000	$175,311
Becton, Dickinson and Co., 4.669%, 6/06/2047	78,000	77,430
HCA, Inc., 4.125%, 6/15/2029	79,000	76,027
		$328,768
Metals & Mining – 1.1%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$205,793
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	72,263
		$278,056
Midstream – 1.0%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$84,000	$78,663
Plains All American Pipeline LP, 3.8%, 9/15/2030	113,000	102,528
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	74,174
		$255,365
Mortgage-Backed – 25.1%
Fannie Mae, 3%, 8/01/2046	$35,170	$34,394
Fannie Mae, UMBS, 2%, 7/01/2042	313,091	289,644
Fannie Mae, UMBS, 2.5%, 7/01/2042 - 3/01/2052	295,420	277,860
Fannie Mae, UMBS, 3%, 5/01/2043 - 9/01/2049	44,751	43,630
Fannie Mae, UMBS, 3.5%, 7/01/2043	50,632	51,353
Fannie Mae, UMBS, 4%, 9/01/2046	51,696	52,938
Freddie Mac, UMBS, 2%, 7/01/2037	300,000	285,515
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 8/01/2052	469,996	468,365
Freddie Mac, UMBS, 3%, 6/01/2052	275,000	265,237
Ginnie Mae, 2%, 7/20/2052	75,000	68,911
Ginnie Mae, 2.5%, 7/20/2052	225,000	213,253
Ginnie Mae, 3%, 7/20/2052	325,000	316,759
Ginnie Mae, TBA, 3%, 8/15/2052	25,000	24,345
Ginnie Mae, TBA, 3.5%, 8/15/2052	275,000	273,754
Ginnie Mae, TBA, 4%, 8/15/2052	225,000	227,312
Ginnie Mae, TBA, 5%, 8/15/2052 - 9/15/2052	125,000	127,837
Ginnie Mae, TBA, 4.5%, 8/18/2052	250,000	254,795
UMBS, TBA, 2.5%, 8/16/2037 - 9/14/2052	1,250,000	1,167,288
UMBS, TBA, 2%, 8/25/2037 - 9/25/2052	1,200,000	1,081,251
UMBS, TBA, 3%, 8/25/2037	100,000	99,283
UMBS, TBA, 4.5%, 8/11/2052	175,000	178,042
UMBS, TBA, 4%, 8/25/2052	400,000	401,984
UMBS, TBA, 5%, 8/25/2052	175,000	179,737
UMBS, TBA, 5.5%, 9/14/2052	125,000	128,994
		$6,512,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.3%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$76,470
Network & Telecom – 0.6%
Verizon Communications, Inc., 2.55%, 3/21/2031	$84,000	$74,640
Verizon Communications, Inc., 4.272%, 1/15/2036	78,000	76,917
		$151,557
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$75,938
Other Banks & Diversified Financials – 0.5%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$140,826
Retailers – 0.6%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$117,000	$90,689
Best Buy Co., Inc., 4.45%, 10/01/2028	63,000	63,781
		$154,470
Specialty Stores – 0.2%
Genuine Parts Co., 2.75%, 2/01/2032	$63,000	$54,051
Telecommunications - Wireless – 1.4%
Crown Castle International Corp., REIT, 3.65%, 9/01/2027	$79,000	$76,831
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	146,000	141,341
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	61,876
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	76,812
		$356,860
Tobacco – 0.6%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$151,294
Transportation - Services – 0.5%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$107,000	$128,098
U.S. Treasury Obligations – 29.7%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,600,000	$1,393,500
U.S. Treasury Bonds, 2.25%, 2/15/2052	1,500,000	1,264,922
U.S. Treasury Notes, 2.25%, 3/31/2024 (f)	5,000,000	4,942,383
U.S. Treasury Notes, 2.5%, 3/31/2027	100,000	99,058
		$7,699,863
Utilities - Electric Power – 1.1%
Duke Energy Progress LLC, 3.45%, 3/15/2029	$118,000	$115,615
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	70,115
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	95,109
		$280,839
Utilities - Gas – 0.6%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$150,842
Total Bonds		$25,710,516
Investment Companies (h) – 17.6%
Money Market Funds – 17.6%
MFS Institutional Money Market Portfolio, 1.72%	4,546,729	$4,546,728

Other Assets, Less Liabilities – (16.9)%		(4,371,900)
Net Assets – 100.0%		$25,885,344

Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,546,728 and $25,710,516, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,805,956, representing 18.6% of net assets.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 5.368% (SOFR - 1mo. + 3.111%), 6/25/2037	6/23/2022	$248,008	$246,095
% of Net assets			1.0%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 7/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	29	$3,298,070	September – 2022	$57,009
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	2	$262,500	September – 2022	$(11,726)
At July 31, 2022, the fund had liquid securities with an aggregate value of $38,551 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$7,699,863	$—	$7,699,863
U.S. Corporate Bonds	—	5,941,036	—	5,941,036
Residential Mortgage-Backed Securities	—	6,512,481	—	6,512,481
Commercial Mortgage-Backed Securities	—	1,327,375	—	1,327,375
Asset-Backed Securities (including CDOs)	—	2,271,333	—	2,271,333
Foreign Bonds	—	1,958,428	—	1,958,428
Mutual Funds	4,546,728	—	—	4,546,728
Total	$4,546,728	$25,710,516	$—	$30,257,244
Other Financial Instruments
Futures Contracts – Assets	$57,009	$—	$—	$57,009
Futures Contracts – Liabilities	(11,726)	—	—	(11,726)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$—	$19,993,146	$15,446,943	$73	$452	$4,546,728
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,865	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.